Goodwill (Details 3) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Mar. 31, 2010 Poster frame network	Dec. 31, 2010 Poster frame network	Dec. 31, 2010 LCD display network	Dec. 31, 2012 Traditional outdoor billboards item
Goodwill and Intangible Assets Disclosure
Contingent consideration			$ 5,736,134	$ 9,814,885	$ 5,038,676
Goodwill impairment testing, number of reporting units	2	3
Number of subsidiaries disposed of						4